Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.31350%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$277,926.62

Principal:
Principal Collections	$7,221,712.67
Prepayments in Full	$2,614,227.67
Liquidation Proceeds	$43,979.16
Recoveries	$80,878.71
Sub Total	$9,960,798.21
Collections	$10,238,724.83

Purchase Amounts:
Purchase Amounts Related to Principal	$66,897.34
Purchase Amounts Related to Interest	$511.60
Sub Total	$67,408.94

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,306,133.77

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,306,133.77
Servicing Fee	$103,875.26	$103,875.26	$0.00	$0.00	$10,202,258.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,202,258.51
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,202,258.51
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,202,258.51
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,202,258.51
Interest - Class A-4 Notes	$56,930.04	$56,930.04	$0.00	$0.00	$10,145,328.47
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,145,328.47
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$10,094,274.14
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,094,274.14
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$10,055,857.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,055,857.89
Regular Principal Payment	$9,314,522.47	$9,314,522.47	$0.00	$0.00	$741,335.42
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$741,335.42
Residual Released to Depositor	$0.00	$741,335.42	$0.00	$0.00	$0.00
Total		$10,306,133.77

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$9,314,522.47
Total					$9,314,522.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,314,522.47	$90.63	$56,930.04	$0.55	$9,371,452.51	$91.18
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$9,314,522.47	$8.85	$146,400.62	$0.14	$9,460,923.09	$8.99

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$42,697,530.29	0.4154264	$33,383,007.82	0.3248006
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$95,327,530.29	0.0905630	$86,013,007.82	0.0817140

Pool Information
Weighted Average APR	2.598%	2.588%
Weighted Average Remaining Term	21.03	20.31
Number of Receivables Outstanding	14,873	14,224
Pool Balance	$124,650,306.15	$114,580,425.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$116,379,721.22	$107,065,198.75
Pool Factor	0.1089444	0.1001433

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$7,515,227.20
Targeted Overcollateralization Amount	$28,567,418.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,567,418.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$123,063.36
(Recoveries)		122	$80,878.71
Net Loss for Current Collection Period			$42,184.65
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4061%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2799%
Second Prior Collection Period			1.1760%
Prior Collection Period			(0.0389)%
Current Collection Period			0.4232%
Four Month Average (Current and Prior Three Collection Periods)			0.4600%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3205	$11,707,207.57
(Cumulative Recoveries)			$2,491,686.39
Cumulative Net Loss for All Collection Periods			$9,215,521.18
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8054%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,652.79
Average Net Loss for Receivables that have experienced a Realized Loss			$2,875.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.43%	243	$2,779,035.01
61-90 Days Delinquent	0.19%	19	$223,345.08
91-120 Days Delinquent	0.05%	3	$59,119.03
Over 120 Days Delinquent	0.49%	38	$556,596.50
Total Delinquent Receivables	3.16%	303	$3,618,095.62

Repossession Inventory:
Repossessed in the Current Collection Period		7	$92,104.81
Total Repossessed Inventory		12	$153,822.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4246%
Prior Collection Period			0.4303%
Current Collection Period			0.4218%
Three Month Average			0.4256%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7323%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer